Label	Element	Value
Quality Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	QUALITY DIVIDEND FUND
Supplement [Text Block]	cik0001388485_SupplementTextBlock

QUALITY DIVIDEND FUND

Class A

Class C

Institutional Class

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated January 11, 2019, to the Quality Dividend Fund's (the “Fund”) Prospectus dated September 1, 2018, as may be amended or supplemented from time to time.

This information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

Effective immediately, the Prospectus is revised as follows:

•                  The following sentence is inserted immediately after the second sentence of the first paragraph in the “Summary of Principal Investment Strategies” section on page 2 of the Prospectus:

The Fund may, from time to time, write covered call options on the equity positions it holds to generate additional income from premiums earned on such options.

•                  The following paragraph is inserted immediately after the paragraph entitled “Changing Distribution Levels Risk” in the “Summary of Principal Risks” section on page 3 of the Prospectus:

•                  Covered Call Options Risk: As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Fund assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets to cover written options could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategy, and for these and other reasons the Fund's option strategies may not achieve the desired result.

•                  The following paragraphs are inserted immediately after the paragraph entitled “Changing Distribution Levels Risk” in the “Risks” section on page 8 of the Prospectus:

•                  Covered Call Options Risk: The writing of options is intended to earn cash through the receipt of option premiums. As the seller of the call option, the Fund receives cash (the “premium”) from the purchaser. Depending on the type of call option, the purchaser of a call option has the right to any appreciation in the value over a fixed price (the “exercise price”) of a security or index either on a certain date in the future (the “expiration date”) or at any time prior to the expiration date. If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the security or the index and the exercise price of the option or, in the case of options on securities, closes the option by delivering the underlying security versus the payment of the exercise price. The premium, the exercise price and the value of the security or index determine the gain or loss realized by the Fund. The Fund can also repurchase the call option prior to the expiration date, ending its obligation, and the cost of entering into closing purchase transactions will determine the gain or loss realized by the Fund.

Writing covered call options may provide a steady cash flow, although it may also reduce the Fund's ability to profit from increases in the value of those securities covering a written option. Selling (writing) covered call options will limit the Fund's gain, if any, on its underlying securities. The Fund continues to bear the risk of a decline in the value of its underlying equity securities. Premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired unexercised. There can be no assurance that a liquid market will exist when the Fund seeks to enter or close out an open option position. The value of options may be adversely affected if the market for the options becomes less liquid or smaller. Call options involve other risks, including the risk of mispricing or improper valuation and the risk that changes in the value of the call option may not correlate perfectly with the underlying security.

Supplement Closing [Text Block]	cik0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE